UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments
 [logo – American Funds®]

Short-Term Bond Fund of AmericaSM
Investment portfolio

November 30, 2007
unaudited

Bonds & notes — 81.07%	Principal amount (000)	Market value (000)

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 25.14%
U.S. Treasury 4.75% 2008	$2,000	$2,033
U.S. Treasury 5.625% 2008	1,000	1,010
U.S. Treasury 3.50% 2009	1,000	1,009
U.S. Treasury 4.875% 2009	2,000	2,051
U.S. Treasury 6.00% 2009	4,000	4,193
U.S. Treasury 4.75% 2010	2,500	2,590
U.S. Treasury 5.75% 2010	1,500	1,603
U.S. Treasury 6.50% 2010	4,000	4,290
U.S. Treasury 4.625% 2011	7,000	7,354
U.S. Treasury 4.875% 2011	5,000	5,276
U.S. Treasury 4.625% 2012	1,500	1,575
U.S. Treasury 12.00% 2013	1,000	1,057
U.S. Treasury 13.25% 2014	1,000	1,142
Fannie Mae 5.25% 2007	3,000	3,000
Fannie Mae 3.10% 2008	500	497
Fannie Mae 3.80% 2008	1,385	1,385
Fannie Mae 4.40% 2008	1,500	1,504
Fannie Mae 7.125% 2010	4,000	4,326
Fannie Mae 5.50% 2011	2,000	2,101
Fannie Mae 6.00% 2011	5,000	5,339
Fannie Mae 6.125% 2012	3,000	3,245
Fannie Mae 4.625% 2013	3,000	3,023
Freddie Mac 3.525% 2007	1,150	1,150
Freddie Mac 3.25% 2008	1,855	1,852
Freddie Mac 4.625% 2008	3,000	2,998
Freddie Mac 4.875% 2008	2,000	2,013
Freddie Mac 4.90% 2008	3,000	3,024
Freddie Mac 5.25% 2009	2,500	2,553
Freddie Mac 5.25% 2011	1,000	1,045
Freddie Mac 5.875% 2011	2,000	2,104
Federal Home Loan Bank 3.90% 2008	1,000	1,000
Federal Home Loan Bank 4.00% 2008	3,000	3,000
Federal Home Loan Bank 4.01% 2008[1]	2,000	2,000
Federal Home Loan Bank 3.50% 2009	3,000	2,990
Federal Home Loan Bank 4.375% 2009	3,500	3,531
Federal Home Loan Bank 5.25% 2009	2,000	2,046
Federal Agricultural Mortgage Corp. 5.50% 2011[2]	2,300	2,414
		93,323

ASSET-BACKED OBLIGATIONS[3]— 25.14%
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 4.682% 2013[1,2]	1,500	1,482
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[2,4]	4,000	3,998
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 4.702% 2015[1,2]	2,000	1,957
CarMax Auto Owner Trust, Series 2007-3, Class A-3a, 5.19% 2011	2,000	2,015
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	5,048
Triad Automobile Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.42% 2013	2,475	2,453
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	4,000	3,994
Chase Issuance Trust, Series 2007-A9, Class A, 4.682% 2014[1]	6,000	5,931
Citibank Credit Card Issuance Trust, Class 2001-A7, 5.004% 2013[1]	2,000	1,988
Citibank Credit Card Issuance Trust, Class 2007-A7, 5.09% 2014[1]	3,000	3,003
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[1]	1,500	1,200
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	3,068	3,059
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	743	738
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	360	358
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	975	969
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	2,000	2,041
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[2]	2,000	2,005
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	2,000	2,017
CPS Auto Receivables Trust, Series 2006-D, Class A-2, FSA insured, 5.318% 2010[2]	1,406	1,404
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[2]	1,500	1,454
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[2]	1,000	1,015
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	3,500	3,496
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	3,500	3,436
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	2,000	1,982
Capital One Multi-asset Execution Trust, Series 2005-8, Class A, 4.40% 2011	500	500
Capital One Multi-asset Execution Trust, Series 2006-2, Class A, 4.85% 2013	825	840
AmeriCredit Automobile Receivables Trust, Series 2004-C-A, Class A-4, AMBAC insured, 3.61% 2011	164	162
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	1,500	1,511
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	1,000	1,010
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	2,225	2,218
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[2]	2,185	2,189
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	2,000	2,105
American Express Credit Account Master Trust, Series 2005-5, Class A, 4.692% 2013[1]	2,100	2,088
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	2,000	2,014
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 4.802% 2014[1]	2,000	1,990
BMW Vehicle Lease Trust, Series 2007-1, Class A-3B, 4.892% 2013[1]	2,000	1,981
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[1]	1,667	1,674
CWABS, Inc., Series 2006-24, Class 2-A-3, 4.939% 2037[1]	2,000	1,642
Consumer Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,500	1,549
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[2]	1,500	1,526
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A-2, 4.49% 2035[1]	157	154
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-2A, 4.933% 2036[1]	1,500	1,356
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[1]	1,500	1,481
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	1,426	1,422
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	1,250	1,264
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	1,000	1,007
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.461% 2036[1]	956	942
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010[2]	806	805
Home Equity Mortgage Trust, Series 2006-3, Class A-1, 5.594% 2036[1]	1,183	686
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	475	482
CNL Funding, Series 2000-AA, Class A-1, MBIA insured, 7.721% 2009[2]	409	408
Citibank Credit Card Master Trust I, Series 1998-2, Class A, 6.05% 2010	400	400
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 5.039% 2036[1]	400	391
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	242	238
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	210	213
		93,291

MORTGAGE-BACKED OBLIGATIONS[3]— 18.80%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	984
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	608	602
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,764
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	996
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037[1]	1,731	1,732
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	1,000	993
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,500	2,425
Freddie Mac 6.243% 2037[1]	3,409	3,497
Freddie Mac 6.367% 2037[1]	1,684	1,719
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	909	889
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.073% 2036[1]	1,959	1,975
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.347% 2037[1]	1,928	1,916
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	890	873
Fannie Mae 6.185% 2037[1]	1,991	2,034
Fannie Mae 6.828% 2037[1]	1,436	1,473
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	1,476	1,454
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 2042[1]	1,000	986
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-1, 5.203% 2045	1,860	1,857
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 4.909% 2046[1]	4,323	4,256
J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A-1-A, 5.44% 2036[1]	528	530
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 3-A-1, 5.941% 2036[1]	2,774	2,750
J.P. Morgan Alternative Loan Trust, Series 2006-A3, Class 2-A-1, 6.066% 2036[1]	977	971
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	252	247
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.12% 2047[1,4]	3,944	3,969
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	1,257	1,212
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	953	933
Wells Fargo Mortgage-backed Securities Trust, Series 2004-H, Class A-1, 4.527% 2034[1]	2,035	1,991
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.374% 2042[1]	1,000	1,007
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[1]	2,700	2,732
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	500	490
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045[1]	590	587
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	2,000	1,966
Residential Funding Mortgage Securities I, Inc., Series 2003-S16, Class A-3, 5.00% 2018	853	835
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	1,851	1,799
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	666	678
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	1,300	1,286
IndyMac INDX Mortgage Loan Trust, Series 2005-AR5, Class 1-A-1, 4.948% 2035[1]	1,783	1,790
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	1,247	1,260
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.453% 2019[1,2,4]	1,197	1,224
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class III-A-1, 5.827% 2036[1]	1,217	1,221
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-1, 4.446% 2042	73	72
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	500	496
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[1]	440	440
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	978
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4, Class I-A-10, 6.25% 2037	937	932
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	851	843
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	832	814
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A-2, 4.10% 2038	750	737
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	61	61
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	300	293
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-1, 4.367% 2039	284	280
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	612	602
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	505	495
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.991% 2036[1]	453	443
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.115% 2033[1]	396	394
		69,783

CORPORATE BONDS & NOTES — 11.99%
Financials — 8.69%
Toyota Motor Credit Corp. 5.33% 2008	3,000	3,000
New York Life Global Funding 5.25% 2012[2]	2,500	2,606
Bank of America Corp. 5.375% 2012	2,500	2,554
American Express Co. 4.75% 2009	1,500	1,511
American Express Centurion Bank 5.55% 2012	1,000	1,011
Merrill Lynch & Co., Inc., Series C, 5.701% 2009[1]	1,500	1,467
Merrill Lynch & Co., Inc., Series C, 5.899% 2012[1]	1,000	943
JPMorgan Chase & Co. 5.60% 2011	2,000	2,068
Bank of New York Mellon Corp., Series G, 4.95% 2012	2,000	2,037
Wells Fargo & Co. 5.25% 2012	2,000	2,034
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	2,032
Hartford Life Insurance Co. 5.343% 2012[1]	2,000	1,973
Wachovia Bank NA 5.144% 2009[1]	1,500	1,492
Lincoln National Corp. 5.65% 2012	1,000	1,031
Morgan Stanley, Series F, 5.75% 2012	1,000	1,021
Northern Trust Corp. 5.20% 2012	1,000	1,016
Prudential Financial, Inc., Series D, 5.10% 2011	1,000	1,013
Abbey National PLC 6.70% (undated)[1]	1,025	998
Lehman Brothers Holdings Inc., Series I, 4.978% 2009[1]	1,000	979
Marshall & Ilsley Corp. 5.891% 2012[1]	1,000	966
Citigroup Inc. 5.30% 2012	500	505
		32,257

Health care — 0.84%
AstraZeneca PLC 5.40% 2012	3,000	3,100

Telecommunication services — 0.72%
Singapore Telecommunications Ltd. 6.375% 2011[2]	1,500	1,588
Verizon Global Funding Corp. 7.25% 2010	1,000	1,073
		2,661

Consumer staples — 0.54%
PepsiCo, Inc. 4.65% 2013	2,000	2,001

Consumer discretionary — 0.40%
Walt Disney Co. 4.70% 2012	1,500	1,498

Information technology — 0.28%
Cisco Systems, Inc. 5.25% 2011	1,000	1,027

Utilities — 0.27%
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,019

Materials — 0.25%
E.I. du Pont de Nemours and Co. 5.00% 2013	910	918

Total corporate bonds & notes		44,481

Total bonds & notes (cost: $299,164,000)		300,878

		Market value
Preferred securities — 0.27%	Shares	(000)

FINANCIALS — 0.27%
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[1,2]	1,000,000	$1,000

Total preferred securities (cost: $1,010,000)		1,000

	Principal amount
Short-term securities — 18.97%	(000)

Federal Home Loan Bank 4.25%–4.61% due 12/4/2007–1/4/2008	$9,300	9,291
Coca-Cola Co. 4.46%–4.47% due 1/15–2/29/2008[2]	8,100	8,026
CBA (Delaware) Finance Inc. 4.60% due 4/7/2008	7,900	7,758
Hewlett-Packard Co. 4.52% due 1/2/2008[2]	7,400	7,369
General Electric Capital Corp. 4.60% due 12/3/2007	5,800	5,798
U.S. Treasury Bills 3.535%–4.205% due 12/27/2007–5/1/2008	5,100	5,051
Fannie Mae 4.35% due 12/5/2007	4,700	4,697
Procter & Gamble International Funding S.C.A. 4.76% due 12/11/2007[2]	4,100	4,094
AT&T Inc. 4.53% due 12/12/2007[2]	3,300	3,295
Liberty Street Funding Corp. 4.85% due 12/21/2007[2]	3,000	2,992
Paccar Financial Corp. 4.72% due 1/3/2008	3,000	2,987
ING (U.S.) Funding LLC 4.75% due 1/23/2008	3,000	2,978
FCAR Owner Trust II 4.91% due 12/4/2007	2,900	2,898
JPMorgan Chase & Co. 4.98% due 2/8/2008	2,500	2,475
Freddie Mac 4.35% due 12/7/2007	700	699

Total short-term securities (cost: $70,420,000)		70,408

Total investment securities (cost: $370,594,000)		372,286
Other assets less liabilities		(1,145)

Net assets		$371,141

[1]	Coupon rate may change periodically.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,106,000, which represented 14.85% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $9,191,000.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,457
Gross unrealized depreciation on investment securities	(1,777)
Net unrealized appreciation on investment securities	1,680
Cost of investment securities for federal income tax purposes	370,606

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-948-0108O-S10837

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: January 28, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: January 28, 2008